Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
France
Other operating income
Refunds related to tax development programmes	€ 22,691	€ 19,308	€ 17,618
Italy
Other operating income
Refunds related to tax development programmes	2,784	124	6,735
United Kingdom
Other operating income
Refunds related to tax development programmes	6,502	4,337	3,874
Sanofi
Other operating income
Refunds related to development of portfolios	€ 35,762	€ 43,398	€ 32,822